RELATED PARTY AND PARTIES-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employer contributions per financial statements	$ 16,745,032
Employer contributions	16,743,037	$ 18,750,919
Administrative expenses	342,264
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employer contributions per financial statements	16,743,037
Dividends received	4,707,994
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 342,264